Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 26,320	$ 26,678
Derivatives	133	48
Total non-current assets	191,677	193,678
Current assets
Inventories	6,107	5,399
Derivatives	850	621
Trade and other receivables	5,861	5,046
Cash and cash equivalents	7,027	12,097
Total current assets	20,720	23,949
Equity
Total equity	82,750	79,340	$ 79,561	$ 78,351
Non-current liabilities
Interest-bearing loans and borrowings	82,117	87,369
Employee benefits	2,142	2,261
Derivatives	266	100
Total non-current liabilities	98,755	104,104
Current liabilities
Interest-bearing loans and borrowings	1,185	1,408
Bank Overdrafts	1,079	1,334
Derivatives	5,587	5,786
Trade and other payables	22,748	25,434
Total current liabilities	30,892	34,184
Consolidated [member]
Non-current assets
Due from subsidiaries	74,987	78,031
Property, plant and equipment	4,303	4,405
Goodwill and intangible assets	56,852	56,744
Derivatives	133	48
Other non-current assets	251	237
Other non-current assets	61,539	61,434
Total non-current assets	136,526	139,465
Current assets
Due from subsidiaries	13,516	7,160
Inventories	822	961
Derivatives	668	425
Trade and other receivables	1,069	756
Cash and cash equivalents	9,335	9,664
Other current assets	10	68
Other current assets	11,904	11,874
Total current assets	25,420	19,034
Equity
Total equity	(14,063)	(21,018)
Non-current liabilities
Due to subsidiaries	47,435	48,960
Interest-bearing loans and borrowings	80,428	85,720
Employee benefits	807	806
Deferred tax liabilities	6,575	6,581
Derivatives	266	100
Other non-current liabilities	233	110
Other non-current liabilities	88,309	93,317
Total non-current liabilities	135,744	142,277
Current liabilities
Due to subsidiaries	15,701	14,937
Interest-bearing loans and borrowings	270	238
Bank Overdrafts	13,621	10,768
Derivatives	5,393	5,680
Trade and other payables	5,082	5,463
Other current liabilities	198	154
Other current liabilities	24,564	22,303
Total current liabilities	40,265	37,240
Non-Guarantors Subsidiaries [member] | Consolidated [member]
Non-current assets
Due from subsidiaries	74,987	78,031
Current assets
Due from subsidiaries	13,516	7,160
Non-current liabilities
Due to subsidiaries	47,435	48,960
Current liabilities
Due to subsidiaries	15,701	14,937
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Due from subsidiaries	12,121	13,141
Property, plant and equipment	53	62
Goodwill and intangible assets	1,329	1,364
Investments in subsidiaries	112,438	112,722
Other non-current assets	113,820	114,148
Total non-current assets	125,941	127,289
Current assets
Due from subsidiaries	1,245	1,301
Inventories	1
Trade and other receivables	188	201
Cash and cash equivalents	70	1,127
Other current assets	8	9
Other current assets	267	1,337
Total current assets	1,512	2,638
Equity
Total equity	71,551	68,669
Non-current liabilities
Due to subsidiaries	20,250	23,593
Interest-bearing loans and borrowings	23,312	25,483
Employee benefits	3	3
Other non-current liabilities	23,315	25,486
Total non-current liabilities	43,565	49,079
Current liabilities
Due to subsidiaries	1,827	4,902
Interest-bearing loans and borrowings	1	1
Bank Overdrafts	9,804	6,292
Derivatives	2	2
Trade and other payables	633	905
Other current liabilities	70	77
Other current liabilities	10,510	7,277
Total current liabilities	12,337	12,179
Anheuser- Busch InBev SA/NV [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	12,121	13,141
Current assets
Due from subsidiaries	323	646
Non-current liabilities
Due to subsidiaries	16,065	17,517
Current liabilities
Due to subsidiaries	148	244
Anheuser- Busch InBev SA/NV [member] | Guarantor Subsidiaries [member]
Current assets
Due from subsidiaries	922	655
Non-current liabilities
Due to subsidiaries	4,185	6,076
Current liabilities
Due to subsidiaries	1,679	4,658
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Due from subsidiaries	13,869	15,102
Investments in subsidiaries	80,751	79,596
Other non-current assets	230	207
Other non-current assets	80,981	79,803
Total non-current assets	94,850	94,905
Current assets
Due from subsidiaries	6,588	5,934
Cash and cash equivalents	1	7
Other current assets	1	7
Total current assets	6,589	5,941
Equity
Total equity	58,888	57,635
Non-current liabilities
Due to subsidiaries	7,250	8,558
Interest-bearing loans and borrowings	33,062	33,064
Other non-current liabilities	33,062	33,064
Total non-current liabilities	40,312	41,622
Current liabilities
Due to subsidiaries	854	756
Interest-bearing loans and borrowings	206	218
Bank Overdrafts	540
Trade and other payables	539	543
Other current liabilities	100	72
Other current liabilities	1,385	833
Total current liabilities	2,239	1,589
Anheuser Busch InBev Worldwide Inc. [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	13,869	15,102
Current assets
Due from subsidiaries	6,352
Non-current liabilities
Due to subsidiaries	7,250	7,325
Current liabilities
Due to subsidiaries	823	732
Anheuser Busch InBev Worldwide Inc. [member] | Guarantor Subsidiaries [member]
Current assets
Due from subsidiaries	236	5,934
Non-current liabilities
Due to subsidiaries	0	1,233
Current liabilities
Due to subsidiaries	31	24
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Due from subsidiaries	4,185	7,276
Other non-current assets	2
Other non-current assets	2
Total non-current assets	4,187	7,276
Current assets
Due from subsidiaries	729	802
Cash and cash equivalents	22	7
Other current assets	22	7
Total current assets	751	809
Equity
Total equity	678	678
Non-current liabilities
Due to subsidiaries	0	0
Interest-bearing loans and borrowings	4,168	7,268
Deferred tax liabilities	0	1
Other non-current liabilities	4,168	7,269
Total non-current liabilities	4,168	7,269
Current liabilities
Bank Overdrafts	14	2
Trade and other payables	75	131
Other current liabilities	3	5
Other current liabilities	92	138
Total current liabilities	92	138
Anheuser Busch InBev Finance Inc. [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	0	1,200
Current assets
Due from subsidiaries	516	71
Anheuser Busch InBev Finance Inc. [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	4,185	6,076
Current assets
Due from subsidiaries	213	731
Anheuser Busch Companies [member]
Non-current assets
Due from subsidiaries	32,601	33,325
Property, plant and equipment	4,250	4,343
Goodwill and intangible assets	55,426	55,283
Investments in subsidiaries	35,736	35,862
Other non-current assets	19	30
Other non-current assets	95,431	95,518
Total non-current assets	128,032	128,843
Current assets
Due from subsidiaries	3,890	3,088
Inventories	821	961
Derivatives	112	132
Trade and other receivables	840	546
Cash and cash equivalents	460	367
Other current assets	0	57
Other current assets	2,233	2,063
Total current assets	6,123	5,151
Equity
Total equity	75,930	71,348
Non-current liabilities
Due to subsidiaries	20,770	20,768
Interest-bearing loans and borrowings	19,886	19,905
Employee benefits	804	803
Deferred tax liabilities	6,533	6,520
Other non-current liabilities	233	110
Other non-current liabilities	27,456	27,338
Total non-current liabilities	48,226	48,106
Current liabilities
Due to subsidiaries	5,978	10,646
Interest-bearing loans and borrowings	63	19
Derivatives	124	12
Trade and other payables	3,809	3,863
Other current liabilities	25
Other current liabilities	4,021	3,894
Total current liabilities	9,999	14,540
Anheuser Busch Companies [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	32,601	32,092
Current assets
Due from subsidiaries	3,887	3,007
Non-current liabilities
Due to subsidiaries	20,770	20,768
Current liabilities
Due to subsidiaries	5,877	4,771
Anheuser Busch Companies [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	0	1,233
Current assets
Due from subsidiaries	3	81
Current liabilities
Due to subsidiaries	101	5,875
Brandbrew, Brandbev and Cobrew [member]
Non-current assets
Due from subsidiaries	16,396	16,496
Goodwill and intangible assets	97	97
Investments in subsidiaries	14,212	15,017
Derivatives	133	48
Other non-current assets	14,442	15,162
Total non-current assets	30,838	31,658
Current assets
Due from subsidiaries	3,395	6,838
Derivatives	556	293
Trade and other receivables	41	9
Cash and cash equivalents	8,782	8,156
Other current assets	2	2
Other current assets	9,381	8,460
Total current assets	12,776	15,298
Equity
Total equity	22,027	23,849
Non-current liabilities
Due to subsidiaries	3,350	3,350
Deferred tax liabilities	42	60
Derivatives	266	100
Other non-current liabilities	308	160
Total non-current liabilities	3,658	3,510
Current liabilities
Due to subsidiaries	9,373	9,436
Bank Overdrafts	3,263	4,474
Derivatives	5,267	5,666
Trade and other payables	26	21
Other current liabilities	8,556	10,161
Total current liabilities	17,929	19,597
Brandbrew, Brandbev and Cobrew [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	16,396	16,496
Current assets
Due from subsidiaries	2,438	3,436
Non-current liabilities
Due to subsidiaries	3,350	3,350
Current liabilities
Due to subsidiaries	8,853	9,190
Brandbrew, Brandbev and Cobrew [member] | Guarantor Subsidiaries [member]
Current assets
Due from subsidiaries	957	3,402
Current liabilities
Due to subsidiaries	520	246
Eliminations [member]
Non-current assets
Due from subsidiaries	(4,185)	(7,309)
Investments in subsidiaries	(243,137)	(243,197)
Other non-current assets	(243,137)	(243,197)
Total non-current assets	(247,322)	(250,506)
Current assets
Due from subsidiaries	(2,331)	(10,803)
Total current assets	(2,331)	(10,803)
Equity
Total equity	(243,137)	(243,197)
Non-current liabilities
Due to subsidiaries	(4,185)	(7,309)
Total non-current liabilities	(4,185)	(7,309)
Current liabilities
Due to subsidiaries	(2,331)	(10,803)
Total current liabilities	(2,331)	(10,803)
Eliminations [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	(4,185)	(7,309)
Current assets
Due from subsidiaries	(2,331)	(10,803)
Non-current liabilities
Due to subsidiaries	(4,185)	(7,309)
Current liabilities
Due to subsidiaries	$ (2,331)	$ (10,803)